Risk Management and Report (Details) - Schedule of NRFF impact on accrual book for next 12-months $ in Millions	12 Months Ended
Dec. 31, 2022 CLP ($)
Schedule Of Nrff Impact On Accrual Book For Next12 Months [Abstract]
Impact by Base Interest Rate shocks	$ (355,563)
Impact due to Spreads Shocks	(21,607)
Higher / (Lower) Net revenues	$ (377,170)